Note 18 - Financial Instruments With Off-balance Sheet Risk (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Off-balance Sheet Expiration Period	2 years 300 days
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 1.9	$ 1.9